Cash generated from operations - Summary of Current and Non-current Borrowings (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ 1,706	£ 1,646	£ 668
IFRS 16 Transition			881
New leases/ disposal of leases	(37)	24	61
Transfer from non-current to current	0	0	0
Financing cash flows	(255)	24	91
Foreign exchange movements	(1)	(17)	(64)
Fair value and other movements	(11)	29	9
Ending balance	1,402	1,706	1,646
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,458	1,567	643
IFRS 16 Transition			792
New leases/ disposal of leases	(36)	30	61
Transfer from non-current to current	(160)	(260)	(88)
Financing cash flows		116	230
Foreign exchange movements	3	(22)	(80)
Fair value and other movements	(20)	27	9
Ending balance	1,245	1,458	1,567
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	248	79	25
IFRS 16 Transition			89
New leases/ disposal of leases	(1)	(6)
Transfer from non-current to current	160	260	88
Financing cash flows	(255)	(92)	(139)
Foreign exchange movements	(4)	5	16
Fair value and other movements	9	2
Ending balance	£ 157	£ 248	£ 79